RELATED PARTIES TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 9 - RELATED PARTIES TRANSACTIONS:

	Six months ended June 30
	2024	2023
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	2,069	-
Transactions with Related Parties:
Finance expenses:
Interest expense related to Promissory note	39	-
Share based compensation:
Research and development income, net	20	(22)
General and administrative expenses	81	95

On June 1, 2024, the CEO ceased his service. On that date 4,771 options were forfeited.

The Company recorded a provision with respect of the employment termination

Note 14 - RELATED PARTIES TRANSACTIONS:

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Share based compensation expenses:
Research and development income, net	(163)	(529)	(459)
General and administrative expenses	76	19	399